Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
February 29, 2024

Dates Covered
Collections Period	02/01/24 - 02/29/24
Interest Accrual Period	02/15/24 - 03/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	03/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/24	892,106,133.29	40,281
Yield Supplement Overcollateralization Amount 01/31/24	98,954,973.80	0
Receivables Balance 01/31/24	991,061,107.09	40,281
Principal Payments	30,861,093.99	762
Defaulted Receivables	976,176.79	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/24	94,574,721.82	0
Pool Balance at 02/29/24	864,649,114.49	39,485

Pool Statistics	$ Amount	# of Accounts
Pool Factor	85.69%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	7,182,411.59	278
Past Due 61-90 days	1,942,082.26	72
Past Due 91-120 days	754,002.68	28
Past Due 121+ days	0.00	0
Total	9,878,496.53	378

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	514,185.18
Aggregate Net Losses/(Gains) - February 2024	461,991.61
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.56%
Prior Net Losses/(Gains) Ratio	0.41%
Second Prior Net Losses/(Gains) Ratio	0.09%
Third Prior Net Losses/(Gains) Ratio	0.07%
Four Month Average	0.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.09%

Overcollateralization Target Amount	9,943,464.82
Actual Overcollateralization	9,943,464.82
Weighted Average Contract Rate	6.17%
Weighted Average Contract Rate, Yield Adjusted	11.22%
Weighted Average Remaining Term	56.02

Flow of Funds	$ Amount
Collections	36,409,044.16
Investment Earnings on Cash Accounts	16,105.43
Servicing Fee	(825,884.26)
Transfer to Collection Account	-
Available Funds	35,599,265.33

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,025,815.26
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	2,177,798.27
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,943,464.82
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,200,150.98

Total Distributions of Available Funds	35,599,265.33

Servicing Fee	825,884.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 02/15/24	881,846,912.76
Principal Paid	27,141,263.09
Note Balance @ 03/15/24	854,705,649.67

Class A-1
Note Balance @ 02/15/24	79,606,912.76
Principal Paid	27,141,263.09
Note Balance @ 03/15/24	52,465,649.67
Note Factor @ 03/15/24	26.6187974%

Class A-2a
Note Balance @ 02/15/24	188,900,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	188,900,000.00
Note Factor @ 03/15/24	100.0000000%

Class A-2b
Note Balance @ 02/15/24	188,900,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	188,900,000.00
Note Factor @ 03/15/24	100.0000000%

Class A-3
Note Balance @ 02/15/24	317,800,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	317,800,000.00
Note Factor @ 03/15/24	100.0000000%

Class A-4
Note Balance @ 02/15/24	61,560,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	61,560,000.00
Note Factor @ 03/15/24	100.0000000%

Class B
Note Balance @ 02/15/24	30,060,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	30,060,000.00
Note Factor @ 03/15/24	100.0000000%

Class C
Note Balance @ 02/15/24	15,020,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	15,020,000.00
Note Factor @ 03/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,257,851.26
Total Principal Paid	27,141,263.09
Total Paid	31,399,114.35

Class A-1
Coupon	5.66800%
Interest Paid	363,476.32
Principal Paid	27,141,263.09
Total Paid to A-1 Holders	27,504,739.41

Class A-2a
Coupon	5.91000%
Interest Paid	930,332.50
Principal Paid	0.00
Total Paid to A-2a Holders	930,332.50

Class A-2b
SOFR Rate	5.32471%
Coupon	5.90471%
Interest Paid	898,516.44
Principal Paid	0.00
Total Paid to A-2b Holders	898,516.44

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.2606633
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.1591882
Total Distribution Amount	31.4198515

A-1 Interest Distribution Amount	1.8441214
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	137.7030091
Total A-1 Distribution Amount	139.5471305

A-2a Interest Distribution Amount	4.9250000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.9250000

A-2b Interest Distribution Amount	4.7565719
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.7565719

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	80.24
Noteholders' Third Priority Principal Distributable Amount	553.40
Noteholders' Principal Distributable Amount	366.36

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/24	2,504,634.24
Investment Earnings	10,439.69
Investment Earnings Paid	(10,439.69)
Deposit/(Withdrawal)	-
Balance as of 03/15/24	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,243,219.61	3,014,234.62	1,547,173.81
Number of Extensions	172	114	77
Ratio of extensions to Beginning of Period Receivables Balance	0.53%	0.29%	0.15%